SUBSEQUENT EVENTS (Narrative) (Details) - Events After Reporting [Member] - Alliance Global Partners [Member] $ in Thousands	Jul. 29, 2024 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Aggregate offering price of ordinary Shares	$ 7,100
Sales agent commission	3.00%